Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
CURRENT ASSETS
Cash	$ 171,177	$ 1,065,936	$ 6,072,637
Restricted cash		600,000
Accounts receivable	13,796	1,119
Inventory	254,960	105,210	73,294
Value-added tax prepayment	152,212	69,775
Prepaid expenses and other current assets	901,006	2,056,483	105,932
Total current assets	1,493,151	3,898,523	6,251,863
NONCURRENT ASSETS
Security deposit	221,177
Property and equipment, net	301,939	291,031	41,116
Intangible assets, net	1,041,030	20,694	55,811
Escrow			600,000
Prepaid expense			500,000
Right-of-use assets, net	1,525,461	702,952
Total noncurrent assets	3,089,607	1,014,677	1,196,927
TOTAL ASSETS	4,582,758	4,913,200	7,448,790
CURRENT LIABILITIES
Accounts payable	133,386	46,975	13,088
Advances from customers	19,448	20,953	1,318,897
Deferred revenue	45,653
Accrued expenses and other payables	390,220	274,934	264,684
Loan payable	741,101		86,733
Operating lease liabilities - current portion	659,280	346,629
Total current liabilities	1,989,088	689,491	1,683,402
NONCURRENT LIABILITIES
Operating lease liabilities	777,455	341,273
Total noncurrent liabilities	777,455	341,273
TOTAL LIABILITIES	2,766,543	1,030,764	1,683,402
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY
Common stock value	21,474	20,944	20,944
Additional paid-in capital	12,077,788	11,104,666	11,104,666
Accumulated comprehensive income	275,678	170,207	189,906
Accumulated deficit	(10,463,241)	(7,413,381)	(5,550,128)
TOTAL COMPANY STOCKHOLDERS’ EQUITY	1,911,699	3,882,436
Noncontrolling interest	(95,484)
TOTAL EQUITY	1,816,215	3,882,436	5,765,388
TOTAL LIABILITIES AND EQUITY	$ 4,582,758	$ 4,913,200	$ 7,448,790